SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives of Class of Asset (Details)	Dec. 31, 2024
Office and electronic equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Residual Value	5.00%
Office and electronic equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Useful Life	3 years
Office and electronic equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Useful Life	5 years
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Useful Life	4 years
Estimated Residual Value	5.00%
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated Useful Life	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Estimated Residual Value	0.00%